Business Combinations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 business	Dec. 31, 2013 business	Dec. 31, 2012
Business Acquisitions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	$ 422		$ 4,801
Business Acquisition, number completed during period	1	0
Pending Acquisition [Member]
Business Acquisitions [Line Items]
Business Acquisition, number completed during period	0
Helm Financial Corporation [Member]
Business Acquisitions [Line Items]
Date	Apr. 15, 2014
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	422
EverKey Global Partners Limited/EverKey Global Management LLC/EverKey Global Partners (GP), LLC/EverKey Global Focus (GP), LLC - Bahamas/New York, New York [Member]
Business Acquisitions [Line Items]
Date			Jan. 01, 2012
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			7
Burdale Financial Holdings Limited/Certain Assets of Burdale Capital Finance, Inc. - England/Stamford, Connecticut [Member]
Business Acquisitions [Line Items]
Date			Feb. 01, 2012
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			874
Energy Lending Business of BNP Paribas, SA - Houston, Texas [Member]
Business Acquisitions [Line Items]
Date			Apr. 20, 2012
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			3,639
Merlin Securities, LLC/Merlin Canada LTD./Certain Assets & Liabilities of Merlin Group Holdings, LLC - San Francisco, California/Toronto, Ontario [Member]
Business Acquisitions [Line Items]
Date			Aug. 01, 2012
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			$ 281